Derivative And Financial Instruments (Summary Of Hedges In Place) (Detail)	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013 bbl	Jun. 30, 2014 bbl	Jun. 30, 2014 Nymex 2014 [Member] MMBTU	Dec. 31, 2013 Nymex 2014 [Member] MMBTU	Jun. 30, 2014 Nymex 2015 [Member] MMBTU	Dec. 31, 2013 Nymex 2015 [Member] MMBTU	Jun. 30, 2014 Nymex 2016 [Member] MMBTU	Dec. 31, 2013 Nymex 2016 [Member] MMBTU	Jun. 30, 2014 Nymex [Member] MMBTU	Dec. 31, 2013 Nymex [Member] MMBTU	Jun. 30, 2014 Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Dec. 31, 2013 Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Jun. 30, 2014 Centerpoint Oneok Or Southern Star [Member] MMBTU	Dec. 31, 2013 Centerpoint Oneok Or Southern Star [Member] MMBTU	Jun. 30, 2014 West Texas Intermediate 2014 [Member] bbl	Dec. 31, 2013 West Texas Intermediate 2014 [Member] bbl	Jun. 30, 2014 West Texas Intermediate 2015 [Member] bbl	Dec. 31, 2013 West Texas Intermediate 2015 [Member] bbl	Jun. 30, 2014 West Texas Intermediate 2016 [Member] bbl	Dec. 31, 2013 West Texas Intermediate 2016 [Member] bbl	Jun. 30, 2014 West Texas Intermediate [Member] bbl	Dec. 31, 2013 West Texas Intermediate [Member] bbl	Dec. 31, 2013 First Quarter [Member] Nymex 2014 [Member] MMBTU	Jun. 30, 2014 First Quarter [Member] Nymex 2015 [Member] MMBTU	Dec. 31, 2013 First Quarter [Member] Nymex 2015 [Member] MMBTU	Jun. 30, 2014 First Quarter [Member] Nymex 2016 [Member] MMBTU	Dec. 31, 2013 First Quarter [Member] Nymex 2016 [Member] MMBTU	Dec. 31, 2013 First Quarter [Member] Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Dec. 31, 2013 First Quarter [Member] West Texas Intermediate 2014 [Member] bbl	Jun. 30, 2014 First Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Dec. 31, 2013 First Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Jun. 30, 2014 First Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Dec. 31, 2013 First Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Dec. 31, 2013 Second Quarter [Member] Nymex 2014 [Member] MMBTU	Jun. 30, 2014 Second Quarter [Member] Nymex 2015 [Member] MMBTU	Dec. 31, 2013 Second Quarter [Member] Nymex 2015 [Member] MMBTU	Jun. 30, 2014 Second Quarter [Member] Nymex 2016 [Member] MMBTU	Dec. 31, 2013 Second Quarter [Member] Nymex 2016 [Member] MMBTU	Dec. 31, 2013 Second Quarter [Member] Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Dec. 31, 2013 Second Quarter [Member] West Texas Intermediate 2014 [Member] bbl	Jun. 30, 2014 Second Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Dec. 31, 2013 Second Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Jun. 30, 2014 Second Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Dec. 31, 2013 Second Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Jun. 30, 2014 Third Quarter [Member] Nymex 2014 [Member] MMBTU	Dec. 31, 2013 Third Quarter [Member] Nymex 2014 [Member] MMBTU	Jun. 30, 2014 Third Quarter [Member] Nymex 2015 [Member] MMBTU	Dec. 31, 2013 Third Quarter [Member] Nymex 2015 [Member] MMBTU	Jun. 30, 2014 Third Quarter [Member] Nymex 2016 [Member] MMBTU	Dec. 31, 2013 Third Quarter [Member] Nymex 2016 [Member] MMBTU	Jun. 30, 2014 Third Quarter [Member] Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Dec. 31, 2013 Third Quarter [Member] Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Jun. 30, 2014 Third Quarter [Member] West Texas Intermediate 2014 [Member] bbl	Dec. 31, 2013 Third Quarter [Member] West Texas Intermediate 2014 [Member] bbl	Jun. 30, 2014 Third Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Dec. 31, 2013 Third Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Jun. 30, 2014 Third Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Dec. 31, 2013 Third Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Jun. 30, 2014 Fourth Quarter [Member] Nymex 2014 [Member] MMBTU	Dec. 31, 2013 Fourth Quarter [Member] Nymex 2014 [Member] MMBTU	Jun. 30, 2014 Fourth Quarter [Member] Nymex 2015 [Member] MMBTU	Dec. 31, 2013 Fourth Quarter [Member] Nymex 2015 [Member] MMBTU	Jun. 30, 2014 Fourth Quarter [Member] Nymex 2016 [Member] MMBTU	Dec. 31, 2013 Fourth Quarter [Member] Nymex 2016 [Member] MMBTU	Jun. 30, 2014 Fourth Quarter [Member] Nymex [Member]	Jun. 30, 2014 Fourth Quarter [Member] Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Dec. 31, 2013 Fourth Quarter [Member] Centerpoint, ONEOK, Or Southern Star 2014 [Member] MMBTU	Jun. 30, 2014 Fourth Quarter [Member] West Texas Intermediate 2014 [Member] bbl	Dec. 31, 2013 Fourth Quarter [Member] West Texas Intermediate 2014 [Member] bbl	Jun. 30, 2014 Fourth Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Dec. 31, 2013 Fourth Quarter [Member] West Texas Intermediate 2015 [Member] bbl	Jun. 30, 2014 Fourth Quarter [Member] West Texas Intermediate 2016 [Member] bbl	Dec. 31, 2013 Fourth Quarter [Member] West Texas Intermediate 2016 [Member] bbl
Derivatives, Fair Value [Line Items]
Volume (in MMBtu)			3,220,000	6,387,500	4,515,149	4,515,149	3,795,032	3,795,032	1,530,181	14,697,681	2,132,233	4,443,677	2,132,233	4,443,677									1,575,000	1,215,420	1,215,420	1,010,633	1,010,633	1,178,422						1,592,500	1,153,487	1,153,487	967,290	967,290	1,133,022						1,610,000	1,610,000	1,096,023	1,096,023	923,541	923,541	1,084,270	1,084,270							1,610,000	1,610,000	1,050,219	1,050,219	893,568	893,568		1,047,963	1,047,963
Volume (in Bbls)	58,157	58,157													147,487	222,476	258,830	175,813	214,970	66,117	621,287	464,406							60,928	69,479	47,747	57,420	17,957							57,154	66,183	45,065	54,879	16,985									74,482	53,797	63,025	42,672	52,474	16,048										73,005	50,597	60,143	40,329	50,197	15,127
Average Price			5.75	5.75	4.25	4.26	4.21	4.21			0.39	0.39			95.71	94.70	91.04	91.02	85.64	85.50			5.75	4.25	4.25	4.21	4.21	0.39	94.64	90.99	90.95	85.64	85.50	5.75	4.25	4.25	4.21	4.21	0.39	94.67	91.02	91.00	85.64	85.50	5.75	5.75	4.26	4.26	4.21	4.21	0.39	0.39	95.63	94.72	91.05	91.04	85.64	85.50	5.75	5.75	4.26	4.26	4.22	4.22	1.00	0.39	0.39	95.78	94.80	91.09	91.10	85.64	85.50